Employees - Schedule of Fair Value of Plans Assets, Which Are Reported Net of Fund Liabilities That Are Not Employee Benefits (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of fair value of plan assets [line items]
Total Pension Plans Assets	€ 18,051	€ 19,869
UK
Disclosure of fair value of plan assets [line items]
Total Pension Plans Assets	7,606	8,132
Netherlands
Disclosure of fair value of plan assets [line items]
Total Pension Plans Assets	5,336	5,595
Rest of world
Disclosure of fair value of plan assets [line items]
Total Pension Plans Assets	5,109	6,142
Pension plans
Disclosure of fair value of plan assets [line items]
Total Pension Plans Assets	18,050	19,867
Equities Total	1,608	2,496
Fixed Income Total	12,920	13,618
Derivatives	(88)	(149)
Private Equity	807	754
Property and Real Estate	1,287	1,552
Hedge Funds	195	198
Other	1,006	1,071
Other Pension Plans	315	327
Pension plans | UK
Disclosure of fair value of plan assets [line items]
Total Pension Plans Assets	7,606	8,132
Equities Total	188	214
Fixed Income Total	5,815	6,228
Derivatives	20	(239)
Private Equity	655	617
Property and Real Estate	551	749
Hedge Funds	119	123
Other	258	440
Other Pension Plans	0	0
Pension plans | Netherlands
Disclosure of fair value of plan assets [line items]
Total Pension Plans Assets	5,336	5,595
Equities Total	755	1,176
Fixed Income Total	3,893	3,627
Derivatives	(93)	90
Private Equity	113	105
Property and Real Estate	353	370
Hedge Funds	0	0
Other	315	227
Other Pension Plans	0	0
Pension plans | Rest of world
Disclosure of fair value of plan assets [line items]
Total Pension Plans Assets	5,108	6,140
Equities Total	665	1,106
Fixed Income Total	3,212	3,763
Derivatives	(15)	0
Private Equity	39	32
Property and Real Estate	383	433
Hedge Funds	76	75
Other	433	404
Other Pension Plans	315	327
Other post- employment benefit plans
Disclosure of fair value of plan assets [line items]
Total Pension Plans Assets	1	2
Other post- employment benefit plans | UK
Disclosure of fair value of plan assets [line items]
Total Pension Plans Assets	0	0
Other post- employment benefit plans | Netherlands
Disclosure of fair value of plan assets [line items]
Total Pension Plans Assets	0	0
Other post- employment benefit plans | Rest of world
Disclosure of fair value of plan assets [line items]
Total Pension Plans Assets	1	2
Government bonds | Pension plans
Disclosure of fair value of plan assets [line items]
Fixed Income Total	7,523	7,570
Government bonds | Pension plans | UK
Disclosure of fair value of plan assets [line items]
Fixed Income Total	4,021	4,296
Government bonds | Pension plans | Netherlands
Disclosure of fair value of plan assets [line items]
Fixed Income Total	1,771	1,460
Government bonds | Pension plans | Rest of world
Disclosure of fair value of plan assets [line items]
Fixed Income Total	1,731	1,814
Investment grade corporate bonds | Pension plans
Disclosure of fair value of plan assets [line items]
Fixed Income Total	2,551	2,839
Investment grade corporate bonds | Pension plans | UK
Disclosure of fair value of plan assets [line items]
Fixed Income Total	875	895
Investment grade corporate bonds | Pension plans | Netherlands
Disclosure of fair value of plan assets [line items]
Fixed Income Total	666	648
Investment grade corporate bonds | Pension plans | Rest of world
Disclosure of fair value of plan assets [line items]
Fixed Income Total	1,010	1,296
Other Fixed Income | Pension plans
Disclosure of fair value of plan assets [line items]
Fixed Income Total	2,846	3,209
Other Fixed Income | Pension plans | UK
Disclosure of fair value of plan assets [line items]
Fixed Income Total	919	1,037
Other Fixed Income | Pension plans | Netherlands
Disclosure of fair value of plan assets [line items]
Fixed Income Total	1,456	1,519
Other Fixed Income | Pension plans | Rest of world
Disclosure of fair value of plan assets [line items]
Fixed Income Total	471	653
Europe | Pension plans
Disclosure of fair value of plan assets [line items]
Equities Total	361	531
Europe | Pension plans | UK
Disclosure of fair value of plan assets [line items]
Equities Total	37	37
Europe | Pension plans | Netherlands
Disclosure of fair value of plan assets [line items]
Equities Total	98	148
Europe | Pension plans | Rest of world
Disclosure of fair value of plan assets [line items]
Equities Total	226	346
North America | Pension plans
Disclosure of fair value of plan assets [line items]
Equities Total	825	1,399
North America | Pension plans | UK
Disclosure of fair value of plan assets [line items]
Equities Total	109	128
North America | Pension plans | Netherlands
Disclosure of fair value of plan assets [line items]
Equities Total	441	746
North America | Pension plans | Rest of world
Disclosure of fair value of plan assets [line items]
Equities Total	275	525
Other | Pension plans
Disclosure of fair value of plan assets [line items]
Equities Total	422	566
Other | Pension plans | UK
Disclosure of fair value of plan assets [line items]
Equities Total	42	49
Other | Pension plans | Netherlands
Disclosure of fair value of plan assets [line items]
Equities Total	216	282
Other | Pension plans | Rest of world
Disclosure of fair value of plan assets [line items]
Equities Total	€ 164	€ 235